Summary of significant accounting policies - Property and equipment, net, Intangible assets and Impairment long-lived assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, net
Impairment of long-lived assets	¥ 0	¥ 0	¥ 0
Minimum
Property and equipment, net
Intangible assets useful life	1 year
Maximum
Property and equipment, net
Intangible assets useful life	10 years
Computer and transmission equipment
Property and equipment, net
Property and equipment useful life	3 years
Furniture and office equipment
Property and equipment, net
Property and equipment useful life	5 years
Motor vehicles
Property and equipment, net
Property and equipment useful life	4 years